Mezzanine Equity (Details) - USD ($)				1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 24, 2022	Oct. 12, 2021	Sep. 29, 2021	Feb. 17, 2022	Feb. 16, 2022	Mar. 26, 2021	Nov. 20, 2020	Sep. 29, 2020	Feb. 24, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 08, 2021	Oct. 26, 2020
Mezzanine Equity (Details) [Line Items]
Senior convertible preferred shares		2,632,278	4,450,460			4,450,460	4,450,460	4,450,460
Dividends rate (in Dollars per share)										$ 2	$ 2
Common shares calculated based percentage										80.00%	80.00%
Calculated based fixed price per share (in Dollars per share)										$ 1.57	$ 1.57
Dividend payment date per share (in Dollars per share)										$ 1.57	$ 1.57
Accumulated accrued and unpaid dividends percentage										115.00%	115.00%
Common shares stated value per share (in Dollars per share)										$ 2
Conversion price (in Dollars per share)										$ 1.75	$ 1.75
Common shares outstanding percentage										4.99%	4.99%
Ownership common shares outstanding										9.99%	4.99%
Convertible preferred shares percentage										115.00%	115.00%
Redemption price, including dividends (in Dollars)		$ 6,395,645
Consolidations adjustments to conversion price, description										On the first day of the 12th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.
Additional equity interest										10.00%	10.00%
Convertible preferred shares amount (in Dollars)										$ 121,455	$ 1,032,806
Accrued dividends (in Dollars)										$ 128,318
Subject to adjustment percentage										3.00%
Common shares fixed price (in Dollars per share)										$ 2.7
Adjustments to shares conversion description										On the first day of the 24th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.
Conversion price per share price adjustment (in Dollars per share)										$ 0.0075
Aggregate units issued	106,666					398,838			320,333
Aggregate units price per share (in Dollars per share)									$ 3
Gross proceeds (in Dollars)	$ 320,000								$ 961,000		$ (6,054,241)
Issuance costs (in Dollars)	15,000
Net proceeds (in Dollars)	$ 1,266,000
Exercise price per share (in Dollars per share)						$ 2.5					$ 3			$ 2.5
Fair value of warrants (in Dollars)										$ 152,350
Convertible preferred shares amount (in Dollars)										$ 13,760
Shares issued										1,684,849	1,818,182		250,000
Common Shares [Member]
Mezzanine Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 3
Series A Senior Convertible Preferred Shares [Member]
Mezzanine Equity (Details) [Line Items]
Dividend rate, Percentage										14.00%	14.00%
Convertible preferred shares		2,632,278			133,333
Convertible dividends		6,395,645			152,381
Net proceeds (in Dollars)										$ 1,266,000
Exercise price per share (in Dollars per share)						$ 2.5
Preferred shares outstanding		1,818,182								1,684,849	1,818,182
Shares issued					152,851
Series A Convertible Preferred Shares [Member]
Mezzanine Equity (Details) [Line Items]
Convertible preferred shares percentage										14.00%
Executed share				583,334
Fair value of shares (in Dollars)										$ 1,113,650
Preferred shares issued										426,999	426,999
Preferred shares outstanding										0	0
Series B Preferred Stock [Member]
Mezzanine Equity (Details) [Line Items]
Preferred shares outstanding										426,999	0
Liquidation Rights [Member]
Mezzanine Equity (Details) [Line Items]
Convertible preferred shares percentage										115.00%
Conversion Rights [Member]
Mezzanine Equity (Details) [Line Items]
Common shares stated value per share (in Dollars per share)										$ 3
Conversion price (in Dollars per share)										$ 3
Redemption Rights [Member]
Mezzanine Equity (Details) [Line Items]
Convertible preferred shares percentage										115.00%
VWAP [Member]
Mezzanine Equity (Details) [Line Items]
Common shares fixed price (in Dollars per share)										$ 2.7